Quarterly Financial Data Quarterly Financial Data- 1 for 5 Reverse Stock Split (Details)	0 Months Ended
Jun. 28, 2012
Quarterly Financial Information Disclosure [Abstract]
1 for 5 reverse stock split	0.2